Leases (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 02, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use assets		$ 269	$ 107	$ 53
Lease expenses		$ 24	$ 133	$ 89
Weighted average remaining lease term		1 year 9 months	1 year 10 months 6 days	1 year 4 months 24 days
Weighted average discount rate		10.00%	10.00%	10.00%
Lease Agreement [Member]
Lease description		In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning on January 1, 2021. ScoutCam holds the right to terminate the lease agreement after 24 months. Monthly lease payments under the agreement are approximately $8 thousand. Lease expenses recorded in the interim consolidated statements of operations were $24 thousand for the three months ended March 31, 2021.
Monthly lease, payments	$ 8
Lease expenses		$ 24